SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Schedule of key metrics included in net loss and total assets

	September 30,	December 31,
	2025	2024
Trust Account	$19,846,616	$18,949,539
Cash	$85,883	$3,527

	For the Three	For the Nine
	Months Ended	Months Ended
	September 30,	September 30,
	2025	2025
Operating and formation (income) expenses	$(177,733)	$178,463
Interest earned on the Trust Account	$157,109	$462,276

	For the Three	For the Nine
	Months Ended	Months Ended
	September 30,	September 30,
	2024	2024
Operating and formation expenses	$630,844	$2,241,314
Interest earned on the Trust Account	$349,967	$1,039,879

	December 31,	December 31,
	2024	2023
Trust Account	$18,949,539	$31,440,528
Cash	$3,527	$24,278

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
Operating and formation expenses	$2,749,348	$1,043,627
Interest earned on the Trust Account	$1,220,440	$4,724,941